Deferred Income - Schedule of Deferred Income (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Deferred Income [Abstract]
Government grants	¥ 27,500	$ 3,767	¥ 36,360